Acquisition and disposal of subsidiaries in Russia - Acquisition (Details) $ in Thousands, ₽ in Millions		12 Months Ended
	Feb. 03, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 09, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries in Russia
Total consideration to acquire studios				$ 67,062
Goodwill		$ 1,501	$ 1,836	1,836
Goodwill as at the dates of acquisitions		1,473		46,950
Translation reserve		28
Goodwill expected to be deductible for tax purpose			$ 0	$ 0
Nexters Online LLC and Nexters Studio LLC
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%					100.00%
Number of game development studios acquired | item	2
Total consideration to acquire studios	$ 1,247					₽ 93
Game Positive LLC
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired					70.00%
Total consideration to acquire studios					$ 1
Gain on bargain purchase		$ 79